CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	0	0
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	300,000,000	15,000,000	8,068,951
Common stock, shares issued	22,470,299	3,672,885	3,672,885
Common stock, shares outstanding	22,470,299	3,672,885	3,672,885
Series A Convertible Preferred Stock [Member]
Convertible preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Convertible preferred stock, shares authorized	0	4,233,295	2,123,681
Convertible preferred stock, shares issued	0	3,899,232	1,789,618
Convertible preferred stock, shares outstanding	0	3,899,232	1,789,618
Convertible preferred stock, liquidation preference	$ 0	$ 5,654	$ 2,595